COMMITMENTS AND CONTINGENCIES (10K)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
10. COMMITMENTS AND CONTINGENCIES

During the nine months ended March 31, 2017 the Company entered into a lease agreement for its operations in Portland, Oregon, which commenced October 1, 2016. The new location consists of 5,362 square feet and will expire in December 2019. The lease includes monthly rental payments of $11 thousand. The straight-line rent expense for this lease is $11 thousand per month.

From time to time, the Company is involved in various legal proceedings arising during the normal course of business which, in the opinion of the management of the Company, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

18. COMMITMENTS AND CONTINGENCIES

SALE AND LEASEBACK TRANSACTIONS

In June 2014, the Company and a third party finance company, entered into six Sale Leaseback Agreements (the “Sale Leaseback Agreements” or a “Sale Leaseback Agreement”) pursuant to which a third-party finance company purchased ePort equipment owned by the Company and used by the Company in its JumpStart Program. As of June 30, 2014, a third-party finance company completed the purchase from the Company, the ePort equipment under the first two of the Sale Leaseback Agreements.

In the quarter ended September 2014, a third-party finance company completed the purchase from the Company of the ePort equipment described in the last four of the Sale Leaseback Agreements. Upon the completion of the sale under these agreements, the Company computed a gain on the sale of its ePort equipment, which is deferred and will be amortized in proportion to the related gross rental charged to expense over the lease terms in accordance with the FASB topic ASC 840-40, “Sale Leaseback Transactions”. The computed gain on the sale will be recognized ratably over the 36-month term and charged as a reduction to the Company’s JumpStart rent expense included in costs of services in the Company’s Consolidated Statement of Operations. The Company is accounting for the Sale Leaseback as an operating lease and is obligated to pay to Varilease a base monthly rental for this equipment during the 36-month lease term. The future lease payment obligations under these agreements are included in the table at the bottom of this note.

Upon the completion of the sales, the Company computed gains on the sale of its ePort equipment as follows:

($ in thousands)	Year ended June 30,
2015
Rental equipment sold, cost	$3,873
Rental equipment sold, accumulated depreciation upon sale	(331)
Rental equipment sold, net book value	3,542
Proceeds from sale	4,994
Gain on sale of rental equipment	$1,452

In accordance with the FASB topic ASC 840-40, “Sale Leaseback Transactions”, any gain shall be deferred and shall be amortized in proportion to the related gross rental charged to expense over the lease term. The computed gain on the sale will be recognized ratably over the 36 month term and charged as a reduction to the Company’s JumpStart rent expense included in costs of services in the Company’s Consolidated Statement of Operations. For the years ended June 30, 2016 and 2015 the Company recognized gains as follows:

($ in thousands)	Year ended June 30,
	2016	2015
Beginning balance	$1,760	$1,142
Gain on sale of rental equipment	-	1,452
Recognition of deferred gain	(860)	(834)
Ending balance	900	1,760
Less current portion	860	860
Non-current portion of deferred gain	$40	$900

OTHER LEASES

Other lease commitments include leases for its operations from various facilities. The Company leases space located in Malvern, Pennsylvania for its principal executive office and used for general administrative functions, sales activities, product development, and customer support. In April 2016, the Company entered into a Third Amendment to Office Space Lease (the “Third Amendment”) which amended certain terms of its existing lease (the “Lease”) for its Malvern, Pennsylvania executive offices consisting of approximately 17,249 square feet located on the first floor of the building (the “Current Premises”). The Third Amendment provides that the Company will relocate from the Current Premises to new offices located on the third floor of the building (the “New Offices”) consisting of approximately 17,689 square feet. Substantially all of the improvements to the New Offices will be constructed by the landlord at the landlord’s cost and expense. When the New Offices are substantially completed, the Company would relocate from the Current Premises to the New Premises (the “New Premises Commencement Date”). The Third Amendment provides that the term of the Lease is extended from the prior expiration date of April 30, 2016 until seven years following July 1, 2016 (the” New Premises Commencement Date”). The Company’s monthly base rent for the premises will increase from approximately $32 thousand to $36 thousand on the New Premises Commencement Date, and will increase each year thereafter up to a maximum monthly base rent of approximately $41 thousand. The Third Amendment also grants to the Company the option to extend the term of the Lease for an additional five year period with a minimum of one year advance notice prior to the expiration of the initial term, and provides certain rights of first offer on additional space located on the third floor of the building. The straight-line rent expense for this office is approximately $38 thousand per month for the duration of the lease.

The Company leases space in Malvern, Pennsylvania for its product warehousing and shipping support. In March 2016, the Company extended its lease from March 1, 2016 through February 29, 2019. The lease includes monthly rental payments of $5 thousand. Beginning in March 2016 the straight-line rent expense for this operations site is approximately $5 thousand per month for the duration of the lease period.

The Company leases space in Portland, Oregon related to its VendScreen acquisition. The current lease consists of approximately 9,319 square feet. The lease includes monthly rental payments of $20 thousand and will terminate on September 30, 2016. The Company is currently negotiating a new lease for space related to this facility.

Rent expense under operating leases was approximately $479 thousand, $354 thousand and $372 thousand during the years ended June 30, 2016, 2015, and 2014, respectively.

SUMMARY OF LEASE OBLIGATIONS

Future minimum lease payments for fiscal years subsequent to June 30, 2016 under non-cancellable operating leases and capital leases are as follows:

($ in thousands)	Operating Leases from Sale Leaseback	Other Operating Leases	Total Operating Leases	Capital Leases

2017	$2,641	$552	$3,193	$299
2018	138	503	641	236
2019	-	498	498	142
2020	-	459	459	-
2021	-	468	468	-
Thereafter	-	963	963	-
Total minimum lease payments	$2,779	$3,443	$6,222	$677
Less Amount Representing interest				72
Present Value of net minimum lease payments				605
Less Current obligations under capital leases				255
Obligations under capital leases, less current portion				$350

LITIGATION

As previously reported, on October 1, 2015, a purported class action was filed in the United States District Court for the Eastern District of Pennsylvania against the Company and its executive officers alleging violations under the Securities Exchange Act of 1934. On December 15, 2015, the court appointed a lead plaintiff, and on January 18, 2016, the plaintiff filed an amended complaint that set forth the same causes of action and requested substantially the same relief as the original complaint. On February 1, 2016, the Company filed a motion to dismiss the amended complaint. On April 11, 2016, the Court held oral argument on the Company’s motion, and on April 14, 2016, the Court issued an order granting the Company’s motion to dismiss the amended complaint without leave to amend. On May 13, 2016, the plaintiff appealed the Court’s order to the United States Court of Appeals for the Third Circuit.

On August 16, 2016, the plaintiff filed a Motion For Relief From Final Judgment with the District Court seeking an order modifying the District Court’s April 14, 2016 order dismissing the complaint, and permitting the plaintiff to now file an amended complaint due to alleged newly discovered evidence. By Order dated September 6, 2016, the District Court found that the Motion raised a substantial issue, and directed the plaintiff to notify the Court of Appeals thereof. On September 7, 2016, the plaintiff so notified the Court of Appeals. It is anticipated that the Court of Appeals will remand the case to the District Court pending the District Court’s ruling on the Motion. The Company’s response to the Motion is due by no later than September 15, 2016. The Company believes that the Motion has no merit and intends to vigorously oppose the Motion.

By letter dated December 7, 2015, a purported shareholder of the Company demanded that the Board of Directors investigate, remedy and commence proceedings against certain of the Company’s current and former officers and directors for breach of fiduciary duties in connection with the material weakness in its internal controls over financial reporting which were more fully described in the Company’s Form 10-K for the fiscal year ended June 30, 2015 (the “2015 Form 10-K”). In response to the demand letter, the Board of Directors formed a special litigation committee (the “SLC”) consisting of Joel Brooks and William Reilly, Jr., in order to investigate and evaluate the demand letter. On June 1, 2016, and before the SLC had concluded its investigation, the purported shareholder filed a purported derivative action on behalf of the Company in the Chester County, Pennsylvania, Court of Common Pleas, against certain current and former officers and directors. The complaint alleges that the defendants breached their fiduciary duties relating to the material weakness in internal controls reported in the 2015 Form 10-K. The complaint seeks unspecified damages against the defendants and certain equitable relief. On July 15, 2016 the SLC issued its report (the “SLC Report”) which, among other things, concluded that the none of the current or former officers or Directors had breached their fiduciary duties, that it was not in the best interests of the Company to pursue the pending shareholder derivative action, and that the Company request the Court to dismiss the action in its entirety. On August 1, 2016, the Board of Directors of the Company adopted all of the conclusions and recommendations set forth in the SLC Report. On August 16, 2016, the Company filed with the Court a Motion to Dismiss the shareholder derivative complaint. As of the date hereof, the court has not ruled on the Motion to Dismiss.

The ultimate outcome of these matters cannot be determined at this time. The Company believes that it has meritorious defenses to such claims and is defending them vigorously, and has not recorded a provision for the ultimate outcome of these matters in its financial statements.